Cover Page	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	6-K
Entity Registrant Name	Ambrx Biopharma Inc.
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001836056